Virtus Emerging Markets Opportunities Fund (the “Fund”),
a series of Virtus Investment Trust (the “Trust”)
Supplement dated January 2, 2025, to the
Summary and Statutory Prospectuses (the “Prospectuses”) dated October 28, 2024

Important Notice to Investors

Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)(“VIA”) to Virtus Advisers, LLC (“VA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the portfolio managers managing the Fund.

All references in the Fund’s Prospectuses to the portfolio managers representing Virtus Systematic as a team at VIA are hereby changed to reference the portfolio managers representing the Virtus Systematic division of VA.

The following disclosure is hereby added to the “Management” section of the Fund’s Summary Prospectus and the summary section of the Statutory Prospectus for the Fund: “The fund’s subadviser is Virtus Systematic (“Virtus Systematic”), an operating division of Virtus Advisers, LLC (“VA”), an affiliate of VIA.”

In the “Management of the Funds” section of the Statutory Prospectus, under “The Adviser,” the second sentence of the paragraph immediately above the first table on page 87 is hereby deleted and the following row is hereby added to that table:

Fund	Subadviser
Virtus Emerging Markets Opportunities Fund	Virtus Systematic

In the “Management of the Funds” section of the Statutory Prospectus, under “The Subadvisers” beginning on page 87, the following disclosure is hereby added:

Virtus Advisers, LLC (“VA”), an affiliate of VIA, has a principal office at One Financial Plaza, Hartford, CT 06103. VA operates through its division, Virtus Systematic, in subadvising certain funds as described herein. As of September 30, 2024, the divisions that now make up VA had approximately $636 million in aggregate assets under management. The Virtus Systematic division of VA manages differentiated systematic global equity investment solutions across asset classes and regions. As of September 30, 2024, Virtus Systematic had approximately $517 million in assets under management.

Also under “The Subadvisers” the following row is hereby added to the table on page 88:

Fund	Subadvisory Fee Rate
Virtus Emerging Markets Opportunities Fund	50% of net investment management fee

In the “Management of the Funds” section of the Statutory Prospectus, under “Portfolio Management” the header “VIA” is hereby changed to “Virtus Systematic.”

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/EM Ops VA Subadviser Announcement (1/2025)

Virtus Small-Cap Fund (the “Fund”),

a series of Virtus Investment Trust (the “Trust”)

Supplement dated January 2, 2025, to the

Summary and Statutory Prospectuses (the “Prospectuses”) dated October 28, 2024

Important Notice to Investors

Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)(“VIA”) to Virtus Advisers, LLC (“VA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the portfolio managers managing the Fund.

All references in the Fund’s Prospectuses to the portfolio managers representing Virtus Systematic as a team at VIA are hereby changed to reference the portfolio managers representing the Virtus Systematic division of VA.

The following disclosure is hereby added to the “Management” section of the Fund’s Summary Prospectus and the summary section of the Statutory Prospectus for the Fund: “The fund’s subadviser is Virtus Systematic (“Virtus Systematic”), an operating division of Virtus Advisers, LLC (“VA”), an affiliate of VIA.”

In the “Management of the Funds” section of the Statutory Prospectus, under “The Adviser,” the second sentence of the paragraph immediately above the first table on page 87 is hereby deleted and the following row is hereby added to that table:

Fund	Subadviser
Virtus Small-Cap Fund	Virtus Systematic

In the “Management of the Funds” section of the Statutory Prospectus, under “The Subadvisers” beginning on page 87, the following disclosure is hereby added:

Virtus Advisers, LLC (“VA”), an affiliate of VIA, has a principal office at One Financial Plaza, Hartford, CT 06103. VA operates through its division, Virtus Systematic, in subadvising certain funds as described herein. As of September 30, 2024, the divisions that now make up VA had approximately $636 million in aggregate assets under management. The Virtus Systematic division of VA manages differentiated systematic global equity investment solutions across asset classes and regions. As of September 30, 2024, Virtus Systematic had approximately $517 million in assets under management.

Also under “The Subadvisers” the following row is hereby added to the table on page 88:

Fund	Subadvisory Fee Rate
Virtus Small-Cap Fund	50% of net investment management fee

In the “Management of the Funds” section of the Statutory Prospectus, under “Portfolio Management” the header “VIA” is hereby changed to “Virtus Systematic.”

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061/SmCap VA Subadviser Announcement (1/2025)

Virtus Emerging Markets Opportunities Fund and Virtus Small-Cap Fund (the “Funds”),
each a series of Virtus Investment Trust
Supplement dated January 2, 2025, to the
Statement of Additional Information (the “SAI”) dated October 28, 2024, as supplemented

Important Notice to Investors

Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Funds represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)(“VIA”) to Virtus Advisers, LLC (“VA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Funds. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the portfolio managers managing the Funds.

In the Glossary section beginning on page 3 of the SAI, new definitions of “VA” and “Virtus Systematic” are hereby added, as follows:

VA	Virtus Advisers, LLC, an affiliate of VIA
Virtus Systematic	Virtus Systematic, an operating division of VA, subadviser to Emerging Markets Opportunities Fund and Small-Cap Fund

In the “Disclosure of Portfolio Holdings” subsection of the “General Information and History” section of the SAI, the table called “Non-Public Portfolio Holdings Information” beginning on page 11 is hereby amended to add the following row:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Subadviser (Emerging Markets Opportunities Fund and Small-Cap Fund)	Virtus Systematic	Daily, with no delay

Further, the row of the same table referencing the type of service provider as “Trading system, compliance monitoring, and trade execution analysis (NFJ, Silvant, VIA)” is hereby amended to reference the type of service provider as “Trading system, compliance monitoring, and trade execution analysis (NFJ, Silvant, Virtus Systematic).”

In the “Proxy Voting Policies” section of the SAI beginning on page 78, the references to VIA in the subsection “Emerging Markets Opportunities Fund and Small-Cap Fund beginning on page 80 (including in the address to which requests for additional information should be directed) are hereby amended to reference Virtus Systematic.

Under “Subadvisers and Subadvisory Agreements” beginning on page 84 of the SAI, the first sentence of the first paragraph is hereby amended to read, “The Adviser has entered into subadvisory agreements with respect to each Fund,” and the last sentence of the first paragraph is hereby deleted. Further, the following disclosure is hereby added with respect to Virtus Systematic:

Virtus Systematic – Emerging Markets Opportunities Fund and Small-Cap Fund

Virtus Advisers, LLC (“VA”), an affiliate of VIA, has a principal office at One Financial Plaza, Hartford, CT 06103. VA operates through its division, Virtus Systematic, in subadvising certain funds as described herein. As of September 30, 2024, the divisions that now make up VA had approximately $636 million in aggregate assets under management. The Virtus Systematic division of VA manages differentiated systematic global equity investment solutions across asset classes and regions. As of September 30, 2024, Virtus Systematic had approximately $517 million in assets under management.

For its services as subadviser, VIA pays VA a fee at the rate of 50% of the net advisory fee paid by each Fund for which VA acts as subadviser.

In the “Portfolio Manager Compensation” section of the SAI beginning on page 94, the references to VIA in the header and disclosure entitled “Compensation Structure for KAR and VIA” are hereby amended to reference Virtus Systematic.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B/EM Ops & SmCap VA Subadviser Announcement (1/2025)